CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 955,571,509	$ 149,950,021	¥ 335,255,274	¥ 924,352,495
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation charge:	9,884,090	1,551,029	922,868	4,578,315
Change in fair value of foreign exchange options	(18,808,763)	(2,951,505)	3,607,817	330,706
Change in fair value of convertible senior notes	(327,761,941)	(51,433,001)	1,202,082,070	114,149,092
Change in fair value of interest rate swap	0	0	78,878,089	69,974,512
Convertible senior notes issuance expense	0	0	0	18,646,101
Deferred income taxes	(262,370,041)	(41,171,585)	94,158,083	291,623,774
Depreciation of property, plant and equipment	1,603,785,908	251,669,006	1,160,851,059	737,584,653
Amortization of right-of-use assets	135,791,384	21,308,631	146,965,210	145,539,290
Depreciation of project assets	32,559,392	5,109,279	52,830,115	77,028,161
Amortization of land use rights	18,030,766	2,829,421	12,379,121	11,974,071
Amortization of intangible assets	11,903,960	1,867,991	10,176,591	6,822,339
Amortization of guarantee liability	(6,364,065)	(998,661)	(14,687,691)	(18,574,433)
Inventory write-down	823,273,338	129,189,552	270,893,308	135,874,384
Provision for expected credit loss	82,427,030	12,934,600	14,086,414	61,591,999
Loss on disposal of property, plant and equipment	350,335,547	54,975,292	428,115,147	67,953,732
Amortization of deferred losses related to sale-leaseback transactions	13,423,787	2,106,486	27,502,575	33,560,902
Impairment of long-lived assets	273,712,982	42,951,540	114,167,665	68,262,038
Equity in loss/(income) of affiliated companies	(59,808,853)	(9,385,314)	52,705,838	48,854,715
Gain on disposal of investment in subsidiaries	0	0	0	(19,935,109)
Exchange (gain)/loss, net	355,498,839	55,785,525	336,522,915	(8,808,559)
Changes in operating assets and liabilities (net of impact of disposition):
Decrease/(Increase) in accounts receivable - third parties	(3,666,405,631)	(575,339,050)	362,086,656	168,487,767
Decrease in accounts receivable - related parties	364,677,061	57,225,789	89,587,130	155,264,144
(Increase)/decrease in notes receivable - third parties	(638,398,483)	(100,178,653)	478,057,166	(519,332,155)
(Increase)/decrease in notes receivable - related parties	33,001,402	5,178,640	(14,372,828)	(18,628,574)
(Increase)/decrease in advances to suppliers - third parties	(856,573,928)	(134,415,141)	1,536,442,289	(1,852,725,829)
Increase in inventories	(5,698,689,335)	(894,248,711)	(2,822,713,480)	(209,819,715)
(Increase)/decrease in project assets constructed for sale, net of incremental revenue (Note 2(m))			976,712,752	(397,684,206)
Decrease in lease liabilities	(50,425,973)	(7,912,936)	(36,498,499)	(28,151,002)
Decrease in other receivables - related parties	6,408,175	1,005,582	30,562,057	13,411,589
Decrease/(Increase) in prepayments and other current assets	(208,125,020)	(32,659,357)	(1,112,028,646)	57,559,179
Decrease in other assets - related parties	104,026,969	16,324,101	0	48,230,439
Decrease in other assets - third parties	(139,876,504)	(21,949,677)	(75,444,724)	(797,875,265)
Increase in land use right	(347,125,862)	(54,471,623)	(176,282,702)
Increase/(decrease) in accounts payable - third parties	2,644,118,292	414,919,859	(367,053,963)	184,669,751
Increase/(decrease) in accounts payable - related parties	1,749,769	274,577	(22,196,133)	35,611,667
Increase in accrued payroll and welfare expenses	245,736,587	38,561,433	115,536,590	68,544,633
Increase in deferred revenue	200,000,000	31,384,364
Increase/(decrease) in advances from - third parties	3,533,231,493	554,441,122	(1,792,906,128)	1,676,456,800
Decrease in advances from - related parties	0	0	(748,615)	(161,471)
Increase/(decrease) in income tax payables	141,135,788	22,147,285	(44,762,990)	48,243,071
Decrease in derivative assets_foreign exchange option	0	0	0	516,012
Decrease in derivative liability_interest rate swap	0	0	(140,150,054)	(21,488,548)
Increase in other payables and accruals - third parties	599,617,652	94,093,094	687,122,690	161,448,319
Increase/(decrease) in other payables and accruals - related parties	(69,285,420)	(10,872,394)	58,388,053	0
Decrease of long-term borrowings related to sale of project assets constructed for sale	0	0	(859,165,984)	0
Net cash provided by operating activities	430,646,256	67,577,792	591,486,340	1,410,642,923
Cash flows from investing activities:
Maturity of restricted short-term investments	10,501,199,585	1,647,867,367	10,075,360,381	7,876,919,116
Maturity of short-term investments	723,000,000	113,454,477
Maturity of restricted long-term investments	1,648,699,946	258,716,999	790,399,307	640,908,642
Proceeds from disposal of property, plant and equipment	20,457,548	3,210,236	88,714,309	201,267,370
Cash received from, net of cash disposed of, disposal of subsidiaries			48,078,440	198,291,138
Purchase of property, plant and equipment	(8,653,858,691)	(1,357,979,267)	(4,055,059,787)	(3,297,539,820)
Cash paid for project assets constructed to operate			(76,350,901)	(376,505,336)
Cash paid for investment in affiliates	(315,000,000)	(49,430,374)		(295,049,363)
Purchase of land use right				(34,951,335)
Purchase of intangible assets	(32,261,485)	(5,062,531)	(14,565,882)	(7,855,985)
Purchase of restricted short-term investments	(13,362,480,277)	(2,096,864,745)	(9,552,995,862)	(10,749,001,884)
Purchase of restricted long-term investments	(1,464,202,125)	(229,765,265)	(1,648,435,788)	(181,771,258)
Purchase of short-term investments	(303,000,000)	(47,547,312)	(570,000,000)
Purchase of a subsidiary			(19,431,850)
Cash paid for investment in equity securities	(95,000,000)	(14,907,573)
Cash received from dividend	23,212,799	3,642,595	15,597,932
Net cash used in investing activities	(11,309,232,700)	(1,774,665,393)	(4,918,689,701)	(6,025,288,715)
Cash flows from financing activities:
Proceeds from exercise of call option	621,058,952	97,457,702
Proceeds from issuance of ordinary shares	641,065,394	100,597,149		488,950,795
Cash received from issuance of convertible senior notes				585,301,500
Cash payment for call option				(206,577,000)
Cash payment for deposit of call option				(10,328,850)
Cash payment for finance lease and related deposit as lessee	(286,292,083)	(44,925,475)	(252,485,455)	(284,089,511)
Proceeds from exercise of share options	10,185,136	1,598,270	114,758,281	38,245,122
Payment of deposit for finance lease as lessee	(4,257,105)	(668,033)		(89,761,500)
Capital contributions by non-controlling interest holder			865,000,000	2,595,780,000
Issuance cost paid for issuance of convertible senior notes				(18,646,101)
Proceeds from bank borrowings	30,445,780,446	4,777,607,327	24,104,976,401	17,877,213,936
Repayment of borrowings	(24,280,436,663)	(3,810,130,349)	(25,337,297,256)	(14,945,664,410)
Decrease in notes payable - related party				(35,000,000)
Increase in notes payable - third party	2,737,346,948	429,549,469	1,816,306,625	1,686,462,664
Repurchase of convertible senior notes				(68,632)
Repayment of bonds payable				(300,000,000)
Equity financing in a subsidiary			3,100,000,000
Borrowings from government background funds	2,133,400,000	334,777,014	2,202,000,000
Repurchase of shares			(29,294,325)
Repurchase of non-controlling interest			(286,685,716)
Net cash provided by financing activities	12,017,851,025	1,885,863,074	6,297,278,555	7,381,818,013
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(116,789,917)	(18,326,886)	(169,261,838)	24,758,635
Net increase in cash, cash equivalents, and restricted cash	1,022,474,664	160,448,587	1,800,813,356	2,791,930,856
Cash, cash equivalents, and restricted cash, beginning of the year	8,074,771,785	1,267,107,897	6,273,958,429	3,482,027,573
Cash, cash equivalents, and restricted cash, end of the year (Note 2(d))	9,097,246,449	1,427,556,484	8,074,771,785	6,273,958,429
Supplemental disclosure of cash flow information
Cash paid for income tax	157,366,212	24,694,193	357,781,362	13,596,822
Cash paid for interest expenses (net of amounts capitalized)	801,872,617	125,831,312	670,159,522	575,397,291
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in payables	2,756,445,609	432,546,466	1,648,426,572	1,488,570,184
Purchases of project assets included in held-for-sale liabilities				177,729,416
Proceeds from exercise of share options received in subsequent period	1,169,427	183,509	9,142,819	40,338,943
Receivables related to At-The-Market offering			641,065,394
Receivables related to disposal of Property, plant and equipment	111,803,786		92,734,513
Disposal of equity securities with consideration offset against payable balance due to third party			7,200,000
Conversion of convertible senior notes to ordinary shares	(340,330,164)	(53,405,229)
Change in fair value of derivative forward contracts
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of foreign exchange forward contracts	104,643,184	16,420,799	(129,806,218)	(48,425,227)
Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of call option	¥ 136,121,171	$ 21,360,382	¥ (476,290,547)	¥ (84,891,634)